Accounting Policies, by Policy (Policies)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements are in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the U.S. Securities and Exchange Commission (“SEC”) rules. The Company included all adjustments that are necessary for the fair presentation of its financial position, results of operations, and cash flows for the periods presented. This basis of accounting differs in certain material respects from that used for the preparation of the books of account of the Company, which are prepared in accordance with the accounting principles and the relevant financial regulations applicable to enterprises with limited liabilities established in China (“China GAAP”), the accounting standards used in the places of their domicile. The accompanying consolidated financial statements reflect necessary adjustments not recorded in the books of account of the Company to present them in conformity with U.S. GAAP.

These unaudited consolidated interim financial statements should be read in conjunction with the financial statements and footnotes for the year ended December 31, 2020 included in the Form 20-F as filed with the SEC. The results of operations and cash flows for the nine months ended September 30, 2021 are not necessarily indicative of the results of operations or cash flows which may be reported for future periods or the full fiscal year.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts for AGM Holdings and all its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Foreign Currency Translation

Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollar (“$”), which is the reporting currency of the Company. For the subsidiaries whose functional currencies are Renminbi (“RMB”), results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the exchange rate at the end of the period, and equity is translated at historical exchange rates. The resulting translation adjustments are included in determining other comprehensive income or loss. Transaction gains and losses are reflected in the consolidated statements of income.

The consolidated balance sheet balances, with the exception of equity at September 30, 2021 and December 31, 2020 were translated at RMB6.4854 and RMB6.5378 to $1.00, respectively. The equity accounts were stated at their historical rate. The average translation rates applied to consolidated statements of income and cash flows for the nine months ended September 30, 2021 and 2020 were RMB6.4714 and RMB7.0312 to $1.00, respectively.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. The Company bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as the Company’s operating environment changes. Significant estimates and assumptions by management include, among others, useful lives and impairment of long-lived assets, allowance for doubtful accounts, and income taxes including the valuation allowance for deferred tax assets. While the Company believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents are financial assets that are either cash or highly liquid investments with an original maturity term of 90 days or less. At September 30, 2021 and December 31, 2020, the Company’s cash equivalents primarily consist cash in various financial institutions.

Inventories

Inventories

Inventories, primarily consisting of cryptocurrency mining machine and standardized computing equipment, which are finished goods from manufactures. Inventories are stated at the lower of cost or net realizable value, with net realized value represented by estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation. Cost of inventory is determined using the cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged products, which is dependent upon factors such as historical and forecasted consumer demand. No inventory write-down was recorded for the nine months ended September 30, 2021 and 2020.

Advance to suppliers

Advance to suppliers

Advance to suppliers primarily consists of the prepayments to cryptocurrency mining machine and standardized computing equipment. The Company maintains an allowance for doubtful accounts to state prepayments at their estimated realizable value based on a variety of factors, including the possibility of releasing the prepayments into products, significant one-time events, and historical experience.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company follows the provisions of Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”). It clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the accompanying consolidated balance sheets for cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, short-term borrowings, accounts payable, accrued expenses and other payables, due to related parties and income tax payable approximate their fair value based on the short-term maturity of these instruments.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable consists principally of amounts due from trade customers. Credit is extended based on an evaluation of the customer’s financial condition and collateral is not generally required.

The Company maintains allowances for doubtful accounts for estimated losses from the receivable amount that cannot be collected. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, a customer’s historical payment history, its current credit-worthiness and current economic trends. In determining these estimates, the Company examines historical write-offs of its receivables and reviews each client’s account to identify any specific customer collection issues.

Management believes that the accounts receivable are fully collectable. Therefore, no allowance for doubtful accounts is deemed to be required on its accounts receivable at September 30, 2021 and December 31, 2020. The Company historically has not experienced uncollectible accounts from customers granted with credit sales.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Identifiable significant improvements are capitalized and expenditures for maintenance, repairs, and betterments, including replacement of minor items, are charged to expense.

Depreciation is computed based on cost, less the estimated residual value, if any, using the straight-line method over the estimated useful life. The residual value rate and useful life of property and equipment are summarized as follows:

Property and Equipment	Residual value rate	Useful life
Electronic equipment	5%	3 years
Office equipment	5%	5 years

Other Intangible Assets

Other Intangible Assets

Intangible assets with definite useful lives are amortized over their estimated useful lives to their estimated residual values. Intangible assets mainly represent the domain name at cost, less accumulated amortization on a straight-line basis over an estimated life of ten years.

Intangible Asset	Residual value rate	Useful life
AGM domain	0%	10 years

Lease Commitments

Lease Commitments

On January 1, 2019, the Company adopted Accounting Standards Update No. 2016-02, Leases (Topic 842) (ASU 2016-02), as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use (ROU) assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Company determined if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets and short and long-term lease liabilities in the consolidated balance sheets. Finance leases are included in property and equipment, other current liabilities, and other long-term liabilities in the consolidated balance sheets.

As of adoption of ASC 842 and as of January 1, 2019, the adoption did not have an impact on the Company’s financial statements as the Company did not commitment any lease that are over twelve months at time of adoption.

Revenue Recognition

Revenue Recognition

The Company adopted Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”) for all years presented.   The core principle of this new revenue standard is that a company should recognize revenue when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle by the Company in its determination of revenue recognition:

●	Step 1: Identify the contract(s) with the customer;

●	Step 2: Identify the performance obligations in the contract;

●	Step 3: Determine the transaction price;

●	Step 4: Allocate the transaction price to the performance obligations in the contract; and

●	Step 5: Recognize revenue when or as the Company satisfies a performance obligation.

The Company is a server and software developer, engaging in research, development and sale of server and enterprise application software, including ASIC miner, accounting software and ERP software, and the software-related after sales services.

The transaction price is allocated to each performance obligation on a relative standalone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time as appropriate.

The Company derives revenue from the sales of the following four items: (1) cryptocurrency mining machine and standardized computing equipment, (2) packaged software products, (3) technical support plans, (4) software customization services, and bundle of products or services that may include a combination of these items. The Company enters into contracts with customers that include promises to transfer various products and services, which are generally capable of being distinct and accounted for as separate performance obligations. Revenue is recognized when the promised goods or services are transferred to customers, in an amount that reflects the consideration allocated to the respective performance obligation. The Company records and recognizes revenues from both products and services in one account, which is presented as revenues and revenues from related parties in the accompanying consolidated statements of operations and comprehensive income.

During the nine months ended September 30, 2021 and 2020, the Company derives revenue from the sale of the following four items:

(1)	Sales of Cryptocurrency Mining Machine and Standardized Computing Equipment

The Company recognizes the product revenues on a gross basis as the Company is responsible for fulfill the promise to provide specified goods. Revenue is recognized at a point in time upon the acceptance from customers.

(2)	Retail Software Products

The Company’s packaged software products consist of accounting software, fintech software, trading education software and other online-based management products. Each packaged software product includes a perpetual software license and a one-year technical support plan. Revenue is recognized at a point in time upon the delivery of the perpetual license, and in a period of time throughout the effective period for the technical support plan, which generally is recognized over twelve months period. However, the Company did not record this revenue stream on total revenue for nine months ended September 30, 2021 since the Company discontinued business related to these products. The Company is continuing to develop retail software products for different industries.

(3)	Technical Support Plans

The Company sells technical support plan either as a package with the sale of software products or separately on its own. Each technical support plan has a unified effective period of one year. Revenue is recognized in a period of time throughout the effective period for the technical support plan, generally is recognized over twelve months period.

(4)	Software Customization Services

The Company delivers its software customization services by developing customized features on software products to suit customers’ special needs. Upon receiving the purchase request from the customers, the Company designs, develops, tests, and implements the specified features to software products. The Company also includes a one-year technical support plan specifically for the developed feature(s).

Customers are able to request and purchase the service together with a purchase of software product, or separately if the customer has software products of the Company in-use. Revenue is recognized at a point in time upon customers’ acceptance of the feature(s), and revenue for the technical support plan is recognized over its service term, which generally is for twelve months period.

Contract liability

The contract liabilities consist of advance from customers, which relates to unsatisfied performance obligation at the end of each reporting period and consists of cash payment received in advance from customers in sales of server products. As of September 30, 2021 and December 30, 2020, the Company’s advance from customers amount to $17,560,514 and nil, respectively.

The Company reports revenues net of applicable sales taxes and related surcharges.

Costs of Revenues

Costs of Revenues

Cost of revenues primarily consist of: (1) cost of product revenue, which includes direct costs of cryptocurrency mining machine, standardized computing equipment and software products; labor costs and employee benefits for software development, data testing, bug fixes and hacker prevention; research and development expenses; (2) cost of services and other revenue, which reflects direct costs associated with providing services, including data center and support costs related to delivering online services.

Operating Leases

Operating Leases

The Company determines if an arrangement is a lease upon inception. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The right to control the use of an asset includes the right to obtain substantially all of the economic benefits of the underlying asset and the right to direct how and for what purpose the asset is used. Upon adoption of ASU 2016-02 and related standards, operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The discount rate used to calculate present value is the Company’s incremental borrowing rate or, if available, the rate implicit in the lease. The Company includes options to renew the lease as part of the right of use lease asset and liability when it is reasonably certain the Company will exercise the option. The Company also takes into considerations when certain lease contains fair value purchase and termination options with an associated penalty.

The Company reviews all leases for capital or operating classification at their inception. The Company uses its incremental borrowing rate in the assessment of lease classification and define the initial lease term to include the construction build-out period but to exclude lease extension periods. The Company conducts its operations primarily under operating leases as of adoption of ASC 842 and as of January 1, 2019, the adoption did not have an impact on the Company’s financial statements as the Company did not commitment any lease that are over twelve months at time of adoption.

Research and Development Expenses

Research and Development Expenses

Research and development costs are expensed as incurred. The costs primarily consist of the wage expenses incurred to continuously improve and upgrade the Company’s services. Research and development expenses of the nine months ended September 30, 2021 and 2020 were $32,809 and $47,355, respectively.

Income Taxes

Income Taxes

The Company is governed by the Income Tax Law of China, Inland Revenue Ordinance of Hong Kong and the U.S. Internal Revenue Code of 1986, as amended. The Company accounts for income taxes using the asset/liability method prescribed by ASC 740, “Accounting for Income Taxes.” Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Act has caused the Company’s deferred income taxes to be revalued. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through income tax expense. Pursuant to the guidance within SEC Staff Accounting Bulletin No. 118 (“SAB 118”), as of December 31, 2017, the Company recognized the provisional effects of the enactment of the Act for which measurement could be reasonably estimated. Since the Company has provided a full valuation allowance against its deferred tax assets, the revaluation of the deferred tax assets did not have a material impact on any period presented. The ultimate impact of the Act may differ from these estimates due to the Company’s continued analysis or further regulatory guidance that may be issued as a result of the Act.

The Company applied the provisions of ASC 740-10-50, “Accounting for Uncertainty in Income Taxes,” which provides clarification related to the process associated with accounting for uncertain tax positions recognized in the Company’s financial statements. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. As of September 30, 2021 and December 31, 2020, the Company had uncertain tax positions accrued, and will continue to evaluate for uncertain positions in the future.

Value Added Tax

Value Added Tax

The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of software service provided. The Company reports revenue net of China’s VAT for all the periods presented in the accompanying consolidated statements of operations.

Comprehensive Income

Comprehensive Income

ASC 220 “Comprehensive Income” established standards for reporting and display of comprehensive income, its components and accumulated balances. Components of comprehensive income include net income and foreign currency translation adjustments. For the nine months ended September 30, 2021 and 2020, the only component of accumulated other comprehensive income was foreign currency translation adjustments.

Related Party Transactions

Related Party Transactions

A related party is generally defined as (i) any person and or their immediate family hold 10% or more of the Company’s securities (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. The Company conducts business with its related parties in the ordinary course of business. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk are cash and cash equivalents, transaction monetary assets held for clients, mark to market assets for open trading positions, and accounts receivable arising from its normal business activities. The Company places its cash in what it believes to be credit-worthy financial institutions or trading platforms. The Company routinely assesses the financial strength of the customer and, based upon factors surrounding the credit risk, establishes an allowance, if required, for uncollectible accounts and, as a consequence, believes that its accounts receivable credit risk exposure beyond such allowance is limited.

Reclassification	Reclassification Certain prior year amounts have been reclassified to conform to the current period presentation. These reclassifications had no impact on the net earnings and financial position.
Earnings per Ordinary Share

Earnings per Ordinary Share

Basic earnings per ordinary share is computed by dividing net earnings attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to ordinary shareholders by the sum of the weighted-average number of ordinary shares outstanding and dilutive potential ordinary shares during the period.

Segment Reporting

Segment Reporting

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker has been identified as the chief executive officer of the Company who reviews financial information of separate operating segments based on U.S. GAAP. The chief operating decision maker now reviews results analyzed by customer. This analysis is only presented at the revenue level with no allocation of direct or indirect costs. Consequently, the Company has determined that it has only one operating segment.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments – Credit Losses”, which will require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Subsequently, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, to clarify that receivables arising from operating leases are within the scope of lease accounting standards. Further, the FASB issued ASU No. 2019-04, ASU 2019-05, ASU 2019-10, ASU 2019-11 and ASU 2020-02 to provide additional guidance on the credit losses standard. The ASU is effective for public company for fiscal years, and interim periods within those fiscal years beginning after December 15, 2019.   For all other entities including emerging growth companies, the ASU is effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. Early application is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Company has adopted ASU 2016-13 since January 1, 2021, the impact of which on the Company’s consolidated financial statements was immaterial.

Recently issued ASUs by the FASB, except for the ones mentioned above, are not expected to have a significant impact on the Company’s consolidated results of operations or financial position. Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows, or disclosures.